LIQUIDITY (Details) (USD $)	3 Months Ended												12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Senior Revolving Credit Facility	Apr. 24, 2013 Senior Revolving Credit Facility Subsequent event	Feb. 25, 2013 Senior Revolving Credit Facility Subsequent event	Dec. 31, 2012 Eureka Hunter Holdings, LLC
Liquidity disclosures [Line Items]
Unrestricted cash and cash equivalents			$ 57,623,000						$ 14,851,000				$ 57,623,000		$ 14,851,000	$ 554,000	$ 2,282,000				$ 36,300,000
Restricted cash and cash equivalents			1,500,000										1,500,000
Working capital deficit			39,300,000										39,300,000
Long-term debt, principal amount, outstanding																		225,000,000
Borrowing base minimum																		337,500,000	265,000,000	350,000,000
Remaining borrowing capacity																		112,500,000
Net loss attributable to common shareholders	17,052,000		87,236,000		42,283,000		20,843,000		60,921,000	1,952,000	18,497,000	9,298,000	167,414,000		90,668,000	16,267,000
Operating loss from continuing operations	15,698,000	[1]	67,814,000	[1]	8,898,000	[1]	15,797,000	[1]	8,750,000	12,498,000	17,367,000	2,973,000	108,207,000	[1]	41,588,000	20,112,000
Impairment of unproved properties													41,595,000		0	0
Charge related to leasehold abandonments													34,056,000		1,108,000	0
Impairment of oil and gas properties													$ 3,772,000		$ 0	$ 306,000

[1]	The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.